Subsequent events (Details Narrative)				1 Months Ended			12 Months Ended
	Mar. 15, 2024 USD ($)	Jan. 15, 2024 USD ($)	Jan. 10, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 CHF (SFr) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Subsequent Event [Line Items]
Proceeds from convertible debt							$ 12,990,000	$ 4,820,000	$ 44,362,000
Employee Stock Options
Subsequent Event [Line Items]
Options granted | shares								6,600	33,000
the "L1 Facility" | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt, shares issued | shares								584,512
Proceeds from convertible debt						$ 11,000,000		$ 5,000,000
the "Anson Facility" | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt									$ 9,800,000
Conversion of debt, shares issued | shares								287,033	164,565
Proceeds from convertible debt						$ 11,000,000
Subsequent Event | Employee Stock Options
Subsequent Event [Line Items]
Options granted | shares				64,875	64,875
Subsequent Event | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt				$ 1,000,000
Conversion of debt, shares issued | shares				963,326	963,326
Subsequent Event | the "L1 Facility" | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt				$ 150,000
Conversion of debt, shares issued | shares				47,611	47,611
Subsequent Event | the "L1 Second Amendment" | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt				$ 3,900,000
Conversion of debt, shares issued | shares				2,354,394	2,354,394
Proceeds from convertible debt		$ 5,000,000
Subsequent Event | L1 Facility - Third Amendment | Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 5,000,000
Subsequent Event | the "Anson Facility" | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt				$ 825,000
Conversion of debt, shares issued | shares				816,990	816,990
Subsequent Event | Anson Facility - Second Tranche | Convertible Debt [Member]
Subsequent Event [Line Items]
Conversion of debt				$ 5,000,000
Conversion of debt, shares issued | shares				3,153,114	3,153,114
Proceeds from convertible debt			$ 5,000,000
Subsequent Event | Anson Facility - Third Tranche | Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 5,000,000
Subsequent Event | Carlos Moreira
Subsequent Event [Line Items]
Proceeds from short-term receivable				$ 472	SFr 397